Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-Term Debt
December 31 (add 000)	2017	2016
6.60% Senior Notes, due 2018	$299,871	$299,483
4.25% Senior Notes, due 2024	395,814	395,252
7% Debentures, due 2025	124,180	124,090
3.450% Senior Notes, due 2027	296,628	-
3.500% Senior Notes, due 2027	494,352	-
6.25% Senior Notes, due 2037	228,033	227,975
4.250% Senior Notes, due 2047	591,688	-
Floating Rate Senior Notes, due 2019, interest rate of 2.13% at December 31, 2017	298,102	-
Floating Rate Senior Notes, due 2020, interest rate of 2.10% at December 31, 2017	298,227	-
Floating Rate Senior Notes, due 2017, interest rate of 2.10% at December 31, 2016	-	299,033
Revolving Facility, due 2022, interest rate of 1.86% at December 31, 2016	-	160,000
Trade Receivable Facility, interest rate of 1.34% at December 31, 2016	-	180,000
Other notes	308	356
Total	3,027,203	1,686,189
Less current maturities	(299,909)	(180,036)
Long-term debt	$2,727,294	$1,506,153

Schedule of Principal Amount, Effective Interest Rate and Maturity Date for Corporation's Senior Notes

	Principal Amount (add 000)	Effective Interest Rate	Maturity Date
6.60% Senior Notes	$300,000	6.81%	April 15, 2018
4.25% Senior Notes	$400,000	4.25%	July 2, 2024
7% Debentures	$125,000	7.12%	December 1, 2025
3.450% Senior Notes	$300,000	3.47%	June 1, 2027
3.500% Senior Notes	$500,000	3.53%	December 15, 2027
6.25% Senior Notes	$230,000	6.45%	May 1, 2037
4.250% Senior Notes	$600,000	4.27%	December 15, 2047
Floating Rate Senior Notes, due 2019	$300,000	Three-month LIBOR + 0.50%	December 20, 2019
Floating Rate Senior Notes, due 2020	$300,000	Three-month LIBOR + 0.65%	May 22, 2020

Schedule of Corporation's Long-Term Debt Maturities

The Company’s long-term debt maturities for the five years following December 31, 2017, and thereafter are:

(add 000)
2018	$299,909
2019	298,157
2020	298,286
2021	65
2022	90
Thereafter	2,130,696
Total	$3,027,203